Restriction on Cash and Due from Banks (Detail Textuals) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Restricted Cash and Investments [Abstract]
Reserve funds in cash and/or on deposit with Federal Reserve Bank	$ 2,749,000	$ 2,449,000